UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 143.7%
Equity Investments(1) — 140.6%
United States — 118.3%
Midstream Companies(2) — 80.3%
Antero Midstream GP LP(3)(4)	409	$5,223
Capital Product Partners L.P. — Class B Units(4)(5)(6)(7)	3,939	35,455
EnLink Midstream, LLC (8)	1,298	14,478
GasLog Partners LP(4)	1,289	28,480
Golar LNG Partners LP(4)	1,197	15,439
Höegh LNG Partners LP(4)	1,062	18,940
Kinder Morgan, Inc.(9)	2,469	47,305
KNOT Offshore Partners LP(4)	1,709	30,939
ONEOK, Inc.	1,412	90,708
Plains GP Holdings, L.P.(4)(10)	2,205	51,141
Plains GP Holdings, L.P. — Plains AAP, L.P.(4)(5)(10)(11)	690	16,094
SemGroup Corporation	493	7,766
Tallgrass Energy, LP(4)	1,233	27,911
Targa Resources Corp.	1,252	50,374
The Williams Companies, Inc.	2,696	71,964

		512,217

Midstream MLPs(2)(12) — 35.1%
Andeavor Logistics LP	208	7,318
BP Midstream Partners LP	317	5,192
Buckeye Partners, L.P.(10)	716	22,532
Cheniere Energy Partners, L.P.	284	12,576
CNX Midstream Partners LP	114	1,772
Crestwood Equity Partners LP	218	6,912
DCP Midstream, LP	513	16,518
Energy Transfer LP	2,256	33,366
Enterprise Products Partners L.P.	1,175	32,502
EQT Midstream Partners, LP	77	3,005
Global Partners LP	556	10,567
Magellan Midstream Partners, L.P.	170	10,342
MPLX LP	625	20,725
Phillips 66 Partners LP	243	11,925
Shell Midstream Partners, L.P.	494	8,836
Summit Midstream Partners, LP	224	2,374
Western Midstream Partners, LP(13)	511	17,089

		223,551

Other Energy Companies — 2.9%
Marathon Petroleum Corporation	51	3,175
Phillips 66(9)	40	3,835
Sempra Energy	42	5,059
Viper Energy Partners LP	198	6,506

		18,575

Total United States (Cost — $738,198)		754,343

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description				No. of Shares/Units	Value
Canada — 22.3%
Midstream Companies(2) — 21.4%
Enbridge Inc.				1,605	59,359
Pembina Pipeline Corporation				1,172	42,949
TransCanada Corporation				764	34,153

					136,461

Other Energy Company — 0.9%
Jupiter Resources Inc.(5)(6)(14)				1,261	5,361

Total Canada (Cost — $124,046)					141,822

Total Equity Investments (Cost — $862,244)					896,165

		Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 3.1%
United States — 3.1%
Upstream —2.8%
California Resources Corporation(5)(10)		8.000%	12/15/22	$12,500	10,016
Montage Resources Corporation(15)		8.875	7/15/23	8,600	7,783

					17,799

Midstream Company(2) — 0.3%
Epic Crude Services, LP(5)		(16)	2/21/26	2,000	1,980

Total Debt Investments (Cost — $20,127)					19,779

Total Long-Term Investments (Cost — $882,371)					915,944

	Strike Price	Expiration Date	No. of Contracts	Notional Amount(17)
Liabilities
Call Option Contracts Written(18)
United States
Midstream Company
Kinder Morgan, Inc.	$19.00	3/15/19	500	$958	(20)

Other Energy Company
Phillips 66	100.00	3/15/19	300	2,891	(11)

Total Call Option Contracts Written (Premiums Received — $51)					(31)

Debt					(204,923)
Mandatory Redeemable Preferred Stock at Liquidation Value					(75,000)
Other Assets in Excess of Other Liabilities					1,585

Net Assets Applicable to Common Stockholders					$637,575

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)

Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(3)

On March 12, 2019, Antero Midstream GP LP (“AMGP”) and Antero Midstream Partners LP (“AM”) completed their previously announced merger whereby AMGP acquired all of the outstanding AM common units. In connection with the transaction, AMGP converted into a corporation and the combined entity was renamed Antero Midstream Corporation with its shares trading under the ticker symbol “AM”.

(4)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(5)

The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2019, the aggregate value of restricted securities held by the Fund was $68,906 (7.4% of total assets), which included $28,090 of Level 2 securities and $40,816 of Level 3 securities.

(6)	Fair valued security.

(7)

Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). On March 27, 2019, CPLP and DSS Holdings L.P. (“DSS”) completed their previously announced combination whereby CPLP spun off its crude and product tanker business into a separate publicly listed company, which merged with DSS. In connection with this transaction, all of the Fund’s CPLP Class B Units were redeemed for cash at $9.00 per unit.

(8)

On January 25, 2019, EnLink Midstream, LLC (“ENLC”) and EnLink Midstream Partners, LP (“ENLK”) completed their previously announced merger whereby ENLC acquired all common units of ENLK that ENLC did not previously own.

(9)	Security or a portion thereof is segregated as collateral on option contracts written.

(10)

The Fund believes that it is an affiliate of Buckeye Partners, L.P. (“BPL”), Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). The Fund does not believe that it is an affiliate of California Resources Corporation.

(11)

The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2019, the Fund’s PAGP-AAP investment is valued at PAA’s closing price.

(12)

Unless otherwise noted, securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.1% of its total assets invested in publicly-traded partnerships at February 28, 2019. It is the Fund’s intention to be treated as a RIC for tax purposes.

(13)

On February 28, 2019, Western Gas Partners, LP (“WES”) and Western Gas Equity Partners, LP (“WGP”) completed their previously announced merger whereby WGP acquired all of the publicly - held common units of WES in a unit-for-unit exchange. Immediately following the merger, WGP changed its name to Western Midstream Partners, LP with its units trading under the ticker symbol “WES”.

(14)

On December 19, 2018, Jupiter Resources Inc. and its affiliates (“Jupiter”) completed a recapitalization transaction. As a result of the reorganization, the Fund received 1,261 common shares of Jupiter Resources Inc. and cash equal to the semi-annual interest payment that was scheduled to be paid on October 1, 2018. The common shares are not publicly traded and are subject to certain restrictions. As of October 2, 2018, the Fund stopped accruing interest relating to the debt security.

(15)

On February 28, 2019, Eclipse Resources Corporation (“Eclipse Resources”) and Blue Ridge Mountain Resources, Inc. (“Blue Ridge”) completed their previously announced merger. In conjunction with the merger, Eclipse Resources changed its name to Montage Resources Corporation.

(16)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 500 basis points with a 1.00% LIBOR floor (7.78% as of February 28, 2019).

(17)

The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of February 28, 2019.

(18)	Security is non-income producing.

From time to time, the Fund’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2019, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments
Equity Investments
Plains GP Holdings, L.P. — Plains AAP, L.P.(1)	(2)	(3)	690	$2,302	$16,094	$23.34	2.5%	1.7%
Senior Notes(4)
California Resources Corporation	(2)	(5)	12,500	9,726	10,016	n/a	1.6	1.1
Epic Crude Services, LP	2/27/19	(6)	2,000	1,980	1,980	n/a	0.3	0.2

Total				$14,008	$28,090		4.4%	3.0%

Level 3 Investments(7)
Equity Investments
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,939	$18,931	$35,455	$9.00	5.6%	3.8%
Jupiter Resources Inc.	(8)	(6)	1,261	14,620	5,361	4.25	0.8	0.6

Total				33,551	40,816		6.4	4.4

Total of all restricted investments				$47,559	$68,906		10.8%	7.4%

(1)

The Fund values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of February 28, 2019, the Fund’s PAGP-AAP investment is valued at PAA’s closing price.

(2)	Security was acquired at various dates in current and/or prior fiscal years.

(3)	The Fund’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Fund’s option. Upon exchange, the PAGP shares or PAA units will be freely tradable.

(4)

These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker, an independent pricing service or an independent broker. These securities have limited trading volume and are not listed on a national exchange.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	Unregistered security of a private company.

(7)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(8)	On December 28, 2018, as part of a recapitalization transaction, the Fund received shares from Jupiter Resources Inc.

At February 28, 2019, the cost basis of investments for federal income tax purposes was $889,166. At February 28, 2019, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$138,993

Gross unrealized depreciation	(112,216)

Net unrealized appreciation	$26,777

The cost basis for federal income tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2019, and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$896,165	$839,255	$16,094	(1)	$40,816
Debt investments	19,779	—	19,779		—

Total assets at fair value	$915,944	$839,255	$35,873		$40,816

Liabilities at Fair Value

Call option contracts written	$31	$—	$31		$—

(1)

The Fund’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2019, the Fund’s PAGP-AAP investment is valued at PAA’s closing price. The Fund categorizes its investment as a Level 2 security for fair value reporting purposes.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2019.

Equity Investments
Balance — November 30, 2018	$35,455
Purchases	—
Issuances	—

Transfers in from Level 2	6,599
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains (losses), net	(1,238)

Balance — February 28, 2019	$40,816

The $6,599 transfer in from Level 2 relates to the Fund’s investment in a senior unsecured note issued by Jupiter Resources Inc. (Level 2). On December 28, 2018, the Fund exchanged this debt investment for Jupiter Resources Inc. common stock as part of a recapitalization transaction. The common stock investment in Jupiter Resources Inc. is not traded and is considered a Level 3 security. The Fund utilizes the beginning of reporting period method for determining transfers between levels.

The $1,238 of net unrealized losses relate to investments that are still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2019
Call options written	Call option contracts written	$(31)

The following table sets forth the effect of the Fund’s derivative instruments on the Fund’s operations:

		For the Three Months Ended February 28, 2019
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$240	$21

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2019, the Fund had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	97.8%
Debt securities	2.2%
Securities of MLPs(1)	24.4%
Largest single issuer	9.9%
Restricted securities	7.5%

(1)

Securities of MLPs consist of entities that are structured as limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes, and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 25, 2019 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 25, 2019

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer, Treasurer and Assistant Secretary
Date:	April 25, 2019